Note 15 - Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	$ 6,688	$ 13,116
Net change in other comprehensive loss	(19,165)	(6,428)
Balance	(12,477)	6,688
Balance	6,688	13,116
Net change in other comprehensive loss	(19,165)	(6,428)
Balance	$ (12,477)	$ 6,688